Deferred Income Tax asset and liability - Major components of income tax (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Current - Expense	S/ 296,360	S/ 235,134	S/ 454,772
Deferred - Expense (Income)	205,752	(308,067)	38,554
Income Tax Expense Continuing Operations	S/ 502,112	S/ (72,933)	S/ 493,326